N-4	Jul. 10, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Jul. 10, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract.

Fund Name Change: Effective August 1, 2026, the fund currently named LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund will be renamed LVIP BlackRock Growth ETF Allocation Managed Risk Fund. All references to the fund in the Prospectus will be revised accordingly. The fund’s investment objective, fee and average total returns will not change.

Funds Closed to New Investors: Effective August 17, 2026, the following funds will no longer be available for Contracts purchased on or after that date.

●
LVIP American Century International Fund
●
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Growth ETF Allocation Managed Risk Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP BlackRock Growth ETF Allocation Managed Risk Fund